UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2009

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Buffalo International Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 84.89%
	Austria - 1.22%
	Oil & Gas - 1.22%
3,500	OMV AG	$273,456
	Total Austria	273,456

	Bermuda - 0.70%
	Capital Markets - 0.70%
6,500	Invesco Ltd.	155,870
	Total Bermuda	155,870

	Brazil - 5.75%
	Diversified Financial Services - 2.03%
14,000	Bolsa de Mercadorias e Futuros	120,080
27,000	Bovespa Holding SA	335,163
		455,243
	IT Services - 2.24%
26,000	Redecard SA	502,614

	Water Utilities - 1.48%
2,500	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP - ADR	127,900
11,000	Companhia de Saneamento de Minas Gerais - Copasa MG	203,587
		331,487
	Total Brazil	1,289,344

	China - 7.92%
	Construction & Engineering - 0.51%
200,000	Baoye Group Co. Ltd.	113,887

	Employment Agencies - 1.22%
14,900	51job, Inc. - ADR (a)	272,968

	Food & Staples Retailing - 0.45%
11,800	China Nepstar Chain Drugstore Ltd. - ADR	102,188

	Food Products - 5.74%
516,825	Chaoda Modern Agriculture (Holdings) Ltd.	653,849
531,000	China Green (Holdings) Ltd.	632,546
		1,286,395
	Total China	1,775,438

	Denmark - 1.16%
	Electrical Equipment - 1.16%
2,000	Vestas Wind System A/S (a)	260,394
	Total Denmark	260,394

	Finland - 0.85%
	Communications Equipment - 0.85%
7,800	Nokia Oyj - ADR	191,100
	Total Finland	191,100

	France - 10.41%
	Automobiles - 0.53%
2,200	PSA Peugeot Citroen	118,827

	Energy Equipment & Services - 0.41%
1,000	Technip SA	92,279

	Machinery - 2.50%
1,600	Vallourec SA	559,569

	Multi-Utilities - 2.02%
8,100	Veolia Environnement - ADR	452,385

	Software - 3.32%
8,500	Dassault Systemes S.A.	516,011
2,600	UbiSoft Entertainment SA (a)	227,375
		743,386

	Textiles, Apparel & Luxury Goods - 1.63%
3,500	LVMH Moet Hennessy Louis Vuitton SA	365,110
	Total France	2,331,556

	Germany - 17.50%
	Chemicals - 5.69%
7,700	Bayer AG	646,412
3,000	Wachker Chemie AG	629,042
		1,275,454

	Electrical Equipment - 2.61%
8,400	SGL Carbon AG (a)	585,698

	Household Products - 1.99%
11,900	Henkel KGaA	445,466

	Industrial Conglomerates - 1.62%
3,300	Siemens AG - ADR	363,429

	Pharmaceuticals - 2.28%
3,600	Merck KGaA	510,434

	Software - 1.54%
6,600	SAP AG - ADR	343,926

	Textiles, Apparel & Luxury Goods - 1.77%
6,300	Adidas AG	396,925
	Total Germany	3,921,332

	Guernsey - 1.69%
	Software - 1.69%
12,900	Amdocs Ltd. (a)	379,518
	Total Guernsey	379,518

	Hong Kong - 1.48%
	Health Care Equipment & Supplies - 0.31%
500,000	Mingyuan Medicare Development Co. Ltd.	69,355

	Industrial Conglomerates - 0.75%
410,000	Guangdong Investment Ltd.	166,439

	Real Estate - 0.42%
7,000	Cheung Kong (Holdings) Ltd.	94,661
	Total Hong Kong	330,455

	India - 2.04%
	Pharmaceuticals - 2.04%
29,300	Dr. Reddy's Laboratories Ltd. - ADR	457,080
	Total India	457,080

	Israel - 2.45%
	Pharmaceuticals - 2.45%
12,000	Teva Pharmaceutical Industries Ltd. - ADR	549,600
	Total Israel	549,600

	Japan - 2.55%
	Commercial Services & Supplies - 0.76%
3,500	SECOM CO., LTD.	170,479

	Electronic Equipment & Instruments - 1.79%
23,000	Nippon Electric Glass Co., Ltd.	399,785
	Total Japan	570,264

	Luxembourg - 2.93%
	Energy Equipment & Services - 1.36%
4,100	Tenaris S.A. - ADR	305,450

	Wireless Telecommunication Services - 1.57%
3,400	Millicom International Cellular S.A.	351,900
	Total Luxembourg	657,350

	Malaysia - 0.19%
	Industrial Conglomerates - 0.19%
15,000	Sime Darby Berhad	42,527
	Total Malaysia	42,527

	Mexico - 1.41%
	Wireless Telecommunication Services - 1.41%
6,000	America Movil SAB de C.V. - ADR	316,500
	Total Mexico	316,500

	Netherlands - 2.00%
	Diversified Financial Services - 0.97%
6,900	ING Groep N.V. - ADR	217,695

	Household Durables - 1.03%
6,800	Koninklijke (Royal) Philips Electronics N.V. - ADR	229,840
	Total Netherlands	447,535

	Norway - 0.65%
	Commercial Services & Supplies - 0.65%
22,000	Tomra Systems ASA	145,767
	Total Norway	145,767

	Republic of Korea (South) - 0.19%
	Wireless Telecommunication Services - 0.19%
2,000	SK Telecom Co., Ltd. - ADR (a)	41,540
	Total Republic of Korea (South)	41,540

	Singapore - 4.01%
	Commercial Services & Supplies - 0.09%
100,000	Bio-Treat Technology Ltd.	20,578

	Diversified Financial Services - 1.18%
15,500	Jardine Strategic Holdings Ltd. (a)	264,024

	Hotels Restaurants & Leisure - 1.71%
220,000	Mandarin Oriental International Ltd.	383,984

	Machinery - 1.03%
105,000	Hyflux Ltd.	230,764
	Total Singapore	899,350

	South Africa - 0.85%
	Wireless Telecommunication Services - 0.85%
12,000	MTN Group Ltd.	189,948
	Total South Africa	189,948

	Spain - 5.21%
	Commercial Banks - 1.78%
21,900	Banco Santander SA - ADR	398,361

	Computer Integrated Systems Design - 1.17%
10,900	Telvent GIT, S.A.	261,818

	Diversified Financial Services - 2.26%
13,700	Bolsas y Mercados Espanoles	507,009
	Total Spain	1,167,188

	Sweden - 0.83%
	Communications Equipment - 0.83%
17,800	Telefonaktiebolaget LM Ericsson - ADR	185,120
	Total Sweden	185,120

	Switzerland - 6.40%
	Capital Markets - 3.65%
5,600	Credit Suisse Group - ADR	253,736
8,400	Julius Baer Holding AG	563,329
		817,065
	Chemicals - 1.15%
4,000	Syngenta AG - ADR	258,800

	Food Products - 1.01%
5,000	Nestle SA	225,323

	Management Consulting Services - 0.59%
4,700	ABB Ltd. - ADR (a)	133,104
	Total Switzerland	1,434,292

	Taiwan - 1.03%
	Semiconductor & Semiconductor Equipment - 1.03%
21,200	Taiwan Semiconductor Manufacturing Company Ltd. - ADR (a)	231,292
	Total Taiwan	231,292

	United Kingdom - 3.14%
	Beverages - 1.82%
5,500	Diageo plc - ADR	406,285

	Commercial Services & Supplies - 0.46%
14,000	Experian Group Ltd.	103,543

	Food Products - 0.07%
320	Cadbury Schweppes plc - ADR	16,102

	Software - 0.79%
3,000	NDS Group plc - ADR (a)	177,600
	Total United Kingdom	703,530

	United States - 0.33%
	Auto Components - 0.31%
1,500	Autoliv, Inc.	69,930

	Beverages - 0.02%
240	Dr. Pepper Snapple Group, Inc. (a)	5,035
	Total United States	74,965

	TOTAL COMMON STOCKS (Cost $20,067,835)	19,022,311

	PREFERRED STOCKS - 1.40%
	Brazil - 1.40%
	Oil & Gas - 1.40%
5,400	Petroleo Brasileiro S.A. - ADR	312,930
	Total Brazil	312,930

	TOTAL PREFERRED STOCKS (Cost $227,211)	312,930

	SHORT TERM INVESTMENTS - 13.81%
	Investment Companies - 4.53%
1,004,835	Fidelity Institutional Money Market Portfolio	1,004,835
10,789	SEI Daily Income Trust Treasury II Fund - Class B	10,789
	Total Investment Companies	1,015,624

	U.S. Treasury Bills - 9.28%
	Public Finance, Taxation and Monetary Policy - 9.28%
650,000	1.56%, 07/03/2008	649,943
650,000	1.68%, 07/10/2008	649,727
490,000	1.43%, 07/17/2008	489,690
290,000	1.28%, 07/24/2008	289,762
	Total U.S. Treasury Bills	2,079,122

	TOTAL SHORT TERM INVESTMENTS (Cost $3,094,746)	3,094,746

	Total Investments (Cost $23,389,792) - 100.1%	22,429,987
	Liabilities in Excess of Other Assets - (0.10)%	(22,834)
	TOTAL NET ASSETS - 100.00%	$22,407,153

	ADR - American Depositary Receipt
	(a) - Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$23,389,792
	Gross unrealized appreciation on securites	1,095,096
	Gross unrealized appreciation on foreign currency	864,586
	Gross unrealized depreciation on securities	(2,885,577)
	Gross unrealized depreciation on foreign currency	(33,910)
	Net unrealized appreciation	$(959,805)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Buffalo International Fund
FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after
November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 10,872,983	$ -
Level 2 - Other significant observable inputs	11,557,004	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 22,429,987	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Buffalo Jayhawk China Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 91.68%
	Consumer Discretionary - 11.67%
	Auto Components - 1.16%
3,620,000	Launch Tech Company Ltd. - Class H	$324,986

	Automobiles - 0.51%
376,900	Chongqing Changan Automobile Co., Ltd. (a)	141,806

	Distributors - 0.19%
65,000	Matsunichi Comm Hl	52,415

	Media - 3.11%
10,009,000	HC International, Inc. (a)	874,925

	Textiles, Apparel & Luxury Goods - 6.70%
25,768,000	Tack Fat Group International Ltd.	1,883,710
	Total Consumer Discretionary (Cost $6,365,360)	3,277,842

	Consumer Staples - 3.27%
	Food Products - 3.27%
771,000	China Green (Holdings) Limiited	918,443
	Total Consumer Staples (Cost $398,016)	918,443

	Energy - 10.04%
	Coal & Consumable Fuels - 2.70%
192,500	China Shenhua Energy Co.	757,619

	Oil & Gas - 7.34%
712,000	China Petroleum & Chemical Corp. - Class H	665,520
455,000	CNOOC Ltd.	789,840
470,000	PetroChina Company Ltd.	607,587
		2,062,947
	Total Energy (Cost $2,534,418)	2,820,566

	Financials - 2.22%
	Commercial Banks - 0.57%
51,000	China Merchants Bank Co., Ltd. (b)	160,615

	Insurance - 1.65%
62,000	Ping An Insurance (Group) Co. of China Ltd.	462,083
	Total Financials (Cost $617,130)	622,698

	Health Care - 19.05%
	Health Care Equipment & Supplies - 9.58%
7,955,815	Golden Meditech Company Ltd.	2,693,217

	Pharmaceuticals - 9.47%
65,172	China Biologic Products Inc. (a)	268,834
12,106,000	Hua Han Bio-Pharmaceutical Holdings Ltd. - Class H	2,391,002
		2,659,836
	Total Health Care (Cost $7,215,676)	5,353,053

	Industrials - 13.35%
	Airlines - 1.74%
1,234,000	China Southern Airline Co. Ltd. - Class H (a)	489,549

	Commercial Services & Supplies - 2.28%
9,168,000	Jolimark Holdings Ltd.	640,811

	Machinery - 1.10%
258,994	China International Marine Containers (Group) Co. Ltd (a)(b)	308,752

	Road & Rail - 2.95%
1,063,350	China Shipping Container Lines Company Ltd. - Class H	416,693
530,625	Dazhong Trans (a)	413,107
		829,800
	Transportation Infrastructure - 5.28%
886,000	Anhui Expressway Co. Ltd.	642,335
670,000	Beijing Capital International Airport Co. Ltd. - Class H	558,974
554,700	Guangdong Provincial Expressway Development Co. Ltd. - Class B (a)	280,375
		1,481,684
	Total Industrials (Cost $4,891,044)	3,750,596

	Information Technology - 10.27%
	Communications Equipment - 1.52%
71,000	Vtech Holdings Ltd	428,397

	Electronic Equipment & Instruments - 6.01%
4,902,000	Kwang Sung Electronics H.K. (b)	1,688,643

	Internet Software & Services - 0.08%
594,000	China Lotsynergy Holding Ltd. (a)	22,880

	Software - 2.66%
300,000	CDC Corporation (a)	747,000
	Total Information Technology (Cost $2,638,560)	2,886,920

	Materials - 5.50%
	Construction Materials - 0.57%
24,000	Anhui Conch Cement Co. Ltd.	160,767

	Metals & Mining - 4.93%
158,000	Aluminum Corporation Of China Ltd.	181,213
163,000	Jiangxi Copper Company Ltd. - Class H	321,082
324,000	Yanzhou Coal Mining Company Ltd. - Class H	604,060
326,000	Zijin Mining Group Co., Ltd. - Class H	277,472
		1,383,827
	Total Materials (Cost $1,071,735)	1,544,594

	Telecommunication Services - 6.46%
	Diversified Telecommunication Services - 2.46%
1,272,000	China Telecom Corp. Ltd. - Class H (b)	691,768

	Wireless Telecommunication Services - 4.01%
41,500	China Mobile Ltd.	557,048
306,000	China Unicom Ltd. (b)	567,931
		1,124,979
	Total Telecommunication Services (Cost $1,819,075)	1,816,747

	Utilities - 9.85%
	Electric Utilities - 9.85%
1,898,000	Datang International Power Generation Company Ltd. - Class H	1,128,083
3,082,000	Huadian Power International Corp. Ltd. - Class H	814,396
1,188,000	Huaneng Power International, Inc. - Class H	824,343
		2,766,822
	Total Utilities (Cost $3,090,117)	2,766,822

	TOTAL COMMON STOCKS (Cost $30,641,131)	25,758,281

	WARRANTS - 0.00%
	Matsunichi Comm. Warrants (b)
19,500	Expiration: July, 2010, Excercise Price: $6.00	0

	TOTAL WARRANTS (Cost $0)	0

	SHORT TERM INVESTMENTS - 0.55%
	Investment Companies - 0.55%
102,742	Fidelity Institutional Money Market Portfolio	102,742
51,952	SEI Daily Income Trust Treasury II Fund - Class B	51,952
	Total Investment Companies	154,694

	TOTAL SHORT TERM INVESTMENTS (Cost $154,694)	154,694

	Total Investments (Cost $30,795,825) - 92.23%	25,912,975
	Other Assets in Excess of Liabilities - 7.77%	2,182,957
	TOTAL NET ASSETS - 100.00%	$28,095,932

	(a) - Non Income Producing
	(b) - Fair Valued Security. The total value of these securities amounted to $3,698,084 (13.16% of net assets) at June 30, 2008.

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$30,795,825
	Gross unrealized appreciation on securites	2,689,315
	Gross unrealized appreciation on foreign currency	6,450
	Gross unrealized depreciation on securities	(7,535,821)
	Gross unrealized depreciation on foreign currency	(42,794)
	Net unrealized appreciation	$(4,882,850)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Buffalo Jayhawk China Fund
FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after
November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 6,824,144	$ -
Level 2 - Other significant observable inputs	17,400,188	-
Level 3 - Significant unobservable inputs	1,688,643	-
Total	$ 25,912,975	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Buffalo Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 97.54%
	Consumer Discretionary - 22.52%
	Hotels Restaurants & Leisure - 6.69%
86,726	McCormick & Schmick's Seafood Restaurants, Inc. (a)	$836,039
70,900	Shuffle Master, Inc. (a)	350,246
15,400	Steiner Leisure Ltd. (a)(b)	436,590
		1,622,875

	Internet & Catalog Retail - 2.02%
92,700	Coldwater Creek, Inc. (a)	489,456

	Leisure Equipment & Products - 3.10%
54,800	MarineMax, Inc. (a)	392,916
35,300	Winnebago Industries, Inc.	359,707
		752,623

	Specialty Retail - 5.30%
77,600	A.C. Moore Arts & Crafts, Inc. (a)	547,080
69,150	Cache, Inc. (a)	739,905
		1,286,985

	Textiles, Apparel & Luxury Goods - 5.41%
79,009	The Dixie Group, Inc. (a)	519,879
41,400	Oxford Industries, Inc.	792,810
		1,312,689
	Total Consumer Discretionary	5,464,628

	Financials - 16.99%
	Capital Markets - 5.46%
81,400	Sanders Morris Harris Group, Inc.	551,892
15,900	Stifel Financial Corp. (a)	546,801
41,400	Thomas Weisel Partners Group, Inc. (a)	226,458
		1,325,151

	Commercial Banks - 2.84%
27,500	Boston Private Financial Holdings, Inc.	155,925
17,500	PrivateBancorp, Inc.	531,650
		687,575

	Diversified Financial Services - 8.69%
29,700	Cohen & Steers, Inc.	771,309
54,300	Hennessy Advisors, Inc.	298,650
137,500	MarketAxess Holdings, Inc. (a)	1,039,500
		2,109,459
	Total Financials	4,122,185

	Health Care - 19.03%
	Health Care Equipment & Supplies - 9.72%
84,500	Align Technology, Inc. (a)	886,405
16,025	Meridian Bioscience, Inc.	431,393
169,900	Remedent, Inc. (a)	229,365
42,400	Spectranetics Corp. (a)	418,064
101,800	Trinity Biotech plc - ADR (a)	392,948
		2,358,175

	Health Care Providers & Services - 6.92%
11,800	ICON PLC - ADR (a)	891,136
23,800	MWI Veterinary Supply, Inc. (a)	788,018
		1,679,154

	Pharmaceuticals - 2.39%
143,900	Bioform Medical, Inc. (a)	581,356
	Total Health Care	4,618,685

	Industrials - 13.67%
	Commercial Services & Supplies - 13.67%
11,500	Capella Education Company (a)	685,975
74,700	Cbiz, Inc. (a)	593,865
33,200	Heidrick & Struggles International, Inc.	917,648
42,100	Innerworkings, Inc. (a)	503,516
49,500	Universal Technical Institute, Inc. (a)	616,770
	Total Industrials	3,317,774

	Information Technology - 25.33%
	Computers & Peripherals - 1.00%
13,200	Stratasys, Inc. (a)	243,672

	Electronic Equipment & Instruments - 5.63%
43,600	DTS, Inc. (a)	1,365,552

	Internet Software & Services - 6.85%
123,000	Internap Network Services Corp. (a)	575,640
59,100	The Knot, Inc. (a)	577,998
45,050	LoopNet, Inc. (a)	509,065
		1,662,703

	Software - 11.85%
70,300	Deltek, Inc. (a)	532,874
59,700	Double-Take Software Inc. (a)	820,278
39,300	Monotype Imaging Holdings Inc. (a)	478,674
89,000	PDF Solutions, Inc. (a)	529,550
45,600	PROS Holdings, Inc. (a)	512,088
		2,873,464
	Total Information Technology	6,145,391

	TOTAL COMMON STOCKS (Cost $31,054,973)	23,668,663

	SHORT TERM INVESTMENTS - 2.77%
	Investment Companies - 2.77%
367,063	Fidelity Government Port-I	367,063
303,179	SEI Daily Income Trust Treasury II Fund - Class B	303,179
	Total Investment Companies	670,242

	TOTAL SHORT TERM INVESTMENTS (Cost $670,242)	670,242

	Total Investments (Cost $31,725,215) - 100.31%	24,338,905
	Liabilities in Excess of Other Assets - (0.31)%	(74,105)
	TOTAL NET ASSETS - 100.00%	$24,264,800

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$31,725,215
	Gross unrealized appreciation	3,333,986
	Gross unrealized depreciation	(10,720,296)
	Net unrealized appreciation	$(7,386,310)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Buffalo Micro Cap Fund
FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after
November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 24,338,905	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 24,338,905	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 98.59%
	Consumer Discretionary - 26.42%
	Auto Components - 4.26%
147,300	Autoliv, Inc.	$6,867,126
550,800	Gentex Corp.	7,953,552
		14,820,678
	Hotels Restaurants & Leisure - 2.11%
153,175	Life Time Fitness, Inc. (a)	4,526,321
126,100	Royal Caribbean Cruises Ltd. (b)	2,833,467
		7,359,788
	Leisure Equipment & Products - 1.11%
365,200	Brunswick Corp.	3,871,120

	Media - 2.52%
170,475	Interactive Data Corp.	4,284,037
124,600	Lamar Advertising Co. (a)	4,489,338
		8,773,375
	Specialty Retail - 12.27%
118,000	Abercrombie & Fitch Co. - Class A	7,396,240
168,610	Barnes & Noble, Inc.	4,188,272
1,363,500	Chico's FAS, Inc. (a)	7,321,995
293,200	PETsMART, Inc.	5,849,340
167,900	Tiffany & Co.	6,841,925
170,000	Urban Outfitters, Inc. (a)	5,302,300
294,100	Williams-Sonoma, Inc.	5,834,944
		42,735,016
	Textiles, Apparel & Luxury Goods - 4.15%
73,200	Mohawk Industries, Inc. (a)	4,692,120
155,500	Polo Ralph Lauren Corp.	9,762,290
		14,454,410
	Total Consumer Discretionary (Cost $119,263,135)	92,014,387

	Consumer Staples - 1.95%
	Food & Staples Retailing - 1.95%
285,800	Whole Foods Market, Inc.	6,770,602
	Total Consumer Staples (Cost $11,737,911)	6,770,602

	Financials - 8.60%
	Diversified Financial Services - 8.60%
284,800	Janus Capital Group, Inc.	7,538,656
107,450	Legg Mason, Inc.	4,681,597
172,600	Morningstar, Inc. (a)	12,432,378
93,900	T. Rowe Price Group, Inc.	5,302,533
	Total Financials (Cost $21,982,013)	29,955,164

	Health Care - 23.75%
	Biotechnology - 2.16%
296,300	Amylin Pharmaceuticals, Inc. (a)	7,523,057

	Health Care Equipment & Supplies - 4.74%
141,000	DENTSPLY International, Inc.	5,188,800
379,500	Qiagen N.V. (a)(b)	7,639,335
68,300	Sigma-Aldrich Corp.	3,678,638
		16,506,773
	Health Care Providers & Services - 8.65%
125,100	Charles River Laboratories International, Inc. (a)	7,996,392
379,400	IMS Health, Inc.	8,840,020
310,400	Pharmaceutical Product Development, Inc.	13,316,160
		30,152,572
	Pharmaceuticals - 8.20%
169,600	Barr Pharmaceuticals, Inc. (a)	7,645,568
225,300	Endo Pharmaceuticals Holdings, Inc. (a)	5,450,007
366,600	Medicis Pharmaceutical Corp. - Class A	7,617,948
159,600	Shire Pharmaceuticals PLC - ADR	7,841,148
		28,554,671
	Total Health Care (Cost $72,425,037)	82,737,073

	Industrials - 15.21%
	Commercial Services & Supplies - 15.21%
473,000	Career Education Corp. (a)	6,910,530
125,200	DeVry, Inc.	6,713,224
171,400	Hewitt Associates, Inc. - Class A (a)	6,569,762
267,850	Iron Mountain, Inc. (a)	7,111,417
258,400	ITT Educational Services, Inc. (a)	21,351,592
210,100	Monster Worldwide, Inc. (a)	4,330,161
	Total Industrials (Cost $48,328,901)	52,986,686

	Information Technology - 19.10%
	Electronic Equipment & Instruments - 4.15%
105,300	Dolby Laboratories, Inc. - Class A (a)	4,243,590
621,300	Jabil Circuit, Inc.	10,195,533
		14,439,123
	Internet Software & Services - 2.27%
103,300	Akamai Technologies, Inc. (a)	3,593,807
307,000	DealerTrack Holdings Inc. (a)	4,331,770
		7,925,577
	IT Services - 1.17%
90,000	Fiserv, Inc. (a)	4,083,300

	Semiconductor & Semiconductor Equipment - 6.15%
192,700	KLA-Tencor Corp.	7,844,817
414,300	National Semiconductor Corp.	8,509,722
270,200	SanDisk Corp. (a)	5,052,740
		21,407,279
	Software - 5.36%
208,700	Citrix Systems, Inc. (a)	6,137,867
221,300	F5 Networks, Inc. (a)	6,289,346
301,100	Red Hat, Inc. (a)	6,229,759
		18,656,972
	Total Information Technology (Cost $74,967,965)	66,512,251

	Telecommunication Services - 3.56%
	Diversified Telecommunication Services - 3.56%
575,400	NeuStar, Inc. (a)	12,405,624
	Total Telecommunication Services (Cost $16,439,230)	12,405,624

	TOTAL COMMON STOCKS (Cost $365,144,192)	343,381,787

	SHORT TERM INVESTMENTS - 0.20%
	Investment Companies - 0.20%
700,276	Fidelity Institutional Money Market Portfolio	700,276
5,069	SEI Daily Income Trust Treasury II Fund - Class B	5,069
	Total Investment Companies	705,345

	TOTAL SHORT TERM INVESTMENTS (Cost $705,345)	705,345

	Total Investments (Cost $365,849,537) - 98.79%	344,087,132
	Other Assets in Excess of Liabilities - 1.21%	4,228,745
	TOTAL NET ASSETS - 100.00%	$348,315,877

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$365,849,537
	Gross unrealized appreciation	49,882,207
	Gross unrealized depreciation	(71,644,612)
	Net unrealized appreciation	$(21,762,405)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Buffalo Mid Cap Fund
FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after
November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 344,087,132	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 344,087,132	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Buffalo Science & Technology Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 96.86%
	Consumer Discretionary - 5.93%
	Auto Components - 1.31%
130,100	Gentex Corp.	$1,878,644

	Household Durables - 1.83%
58,700	Electronic Arts Inc. (a)	2,608,041

	Internet & Catalog Retail - 2.79%
145,700	eBay Inc. (a)	3,981,981
	Total Consumer Discretionary (Cost $9,979,636)	8,468,666

	Health Care - 35.34%
	Biotechnology - 2.84%
76,000	Amylin Pharmaceuticals, Inc. (a)	1,929,640
15,500	Gilead Sciences, Inc. (a)	820,725
99,100	InterMune, Inc. (a)	1,300,192
		4,050,557
	Health Care Equipment & Supplies - 11.88%
342,800	Align Technology, Inc. (a)	3,595,972
143,300	American Medical Systems Holdings, Inc. (a)	2,142,335
38,200	DENTSPLY International, Inc.	1,405,760
129,500	Mentor Corp.	3,602,690
371,265	Orthovita, Inc. (a)	761,093
142,000	Qiagen N.V. (a)(b)	2,858,460
241,200	Trinity Biotech Plc - ADR (a)	931,032
32,200	Varian Medical Systems, Inc. (a)	1,669,570
		16,966,912
	Health Care Providers & Services - 9.58%
117,400	AMN Healthcare Services, Inc. (a)	1,986,408
34,000	athenahealth Inc. (a)	1,045,840
37,500	Charles River Laboratories International, Inc. (a)	2,397,000
22,200	Covance, Inc. (a)	1,909,644
88,400	IMS Health, Inc.	2,059,720
99,800	Pharmaceutical Product Development, Inc.	4,281,420
		13,680,032
	Pharmaceuticals - 11.04%
62,100	Barr Pharmaceuticals, Inc. (a)	2,799,468
26,000	Bayer AG - ADR	2,185,032
376,000	Bioform Medical, Inc. (a)	1,519,040
91,900	Medicis Pharmaceutical Corp. - Class A	1,909,682
127,300	Schering-Plough Corp.	2,506,537
47,600	Shire Pharmaceuticals Group PLC - ADR	2,338,588
52,300	Wyeth	2,508,308
		15,766,655
	Total Health Care (Cost $51,775,961)	50,464,156

	Industrials - 2.36%
	Commercial Services & Supplies - 2.36%
48,200	Hewitt Associates, Inc. - Class A (a)	1,847,506
73,900	Monster Worldwide, Inc. (a)	1,523,079
	Total Industrials (Cost $3,725,940)	3,370,585

	Information Technology - 50.84%
	Communications Equipment - 7.92%
115,800	Adtran, Inc.	2,760,672
165,000	Cisco Systems, Inc. (a)	3,837,900
127,100	Corning, Inc.	2,929,655
72,600	Nokia Oyj - ADR	1,778,700
		11,306,927
	Computers & Peripherals - 3.03%
141,300	EMC Corp. (a)	2,075,697
104,100	NetApp, Inc. (a)	2,254,806
		4,330,503
	Electronic Equipment & Instruments - 4.74%
33,600	Dolby Laboratories, Inc. - Class A (a)	1,354,080
215,900	Jabil Circuit, Inc.	3,542,919
65,950	National Instruments Corp.	1,871,002
		6,768,001
	Internet Software & Services - 4.40%
41,000	Akamai Technologies, Inc. (a)	1,426,390
294,400	Internap Network Services Corp. (a)	1,377,792
146,800	The Knot, Inc. (a)	1,435,704
98,800	Yahoo!, Inc. (a)	2,041,208
		6,281,094
	IT Services - 1.51%
47,600	Fiserv, Inc. (a)	2,159,612

	Semiconductor & Semiconductor Equipment - 21.68%
125,700	Applied Materials, Inc.	2,399,613
77,300	Broadcom Corp. - Class A (a)	2,109,517
72,800	Cabot Microelectronics Corp. (a)	2,413,320
79,600	Cree, Inc. (a)	1,815,676
172,285	FormFactor Inc. (a)	3,175,213
131,650	Intel Corp.	2,827,842
198,650	Maxim Integrated Products, Inc.	4,201,447
195,100	MKS Instruments, Inc. (a)	4,272,690
126,900	SanDisk Corp. (a)	2,373,030
200,600	Semtech Corp. (a)	2,822,442
90,400	Texas Instruments, Inc.	2,545,664
		30,956,454
	Software - 7.56%
72,200	Citrix Systems, Inc. (a)	2,123,402
102,700	F5 Networks, Inc. (a)	2,918,734
115,207	Manhattan Associates, Inc. (a)	2,733,862
80,300	Oracle Corp. (a)	1,686,300
64,800	Red Hat, Inc. (a)	1,340,712
		10,803,010
	Total Information Technology (Cost $75,170,178)	72,605,601

	Telecommunication Services - 2.39%
	Diversified Telecommunication Services - 2.39%
158,300	NeuStar, Inc. (a)	3,412,948
	Total Telecommunication Services (Cost $4,763,233)	3,412,948

	TOTAL COMMON STOCKS (Cost $145,414,948)	138,321,956

	SHORT TERM INVESTMENTS - 2.52%
	Investment Companies - 0.72%
974,204	Fidelity Institutional Money Market Portfolio	974,204
53,568	SEI Daily Income Trust Treasury II Fund - Class B	53,568
	Total Investment Companies	1,027,772

	U.S. Treasury Bills - 1.80%
	Public Finance, Taxation and Monetary Policy - 1.80%
650,000	1.56%, 07/03/2008	649,944
650,000	1.68%, 07/10/2008	649,727
1,270,000	1.28%, 07/24/2008	1,268,957
	Total U.S. Treasury Bills	2,568,628

	TOTAL SHORT TERM INVESTMENTS (Cost $3,596,400)	3,596,400

	Total Investments (Cost $149,011,348) - 99.38%	141,918,356
	Other Assets in Excess of Liabilities - 0.62%	885,400
	TOTAL NET ASSETS - 100.00%	$142,803,756

	ADR - American Depositary Receipt
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$149,011,348
	Gross unrealized appreciation	15,361,071
	Gross unrealized depreciation	(22,454,063)
	Net unrealized appreciation	$(7,092,992)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Buffalo Science & Technology Fund
FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after
November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 139,349,728	$ -
Level 2 - Other significant observable inputs	2,568,628	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 141,918,356	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By     /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     8/25/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo Funds

By     /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     8/25/2008